Note 8 - Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Exercise price	$1.83
Expected volatility	52.40%
Expected dividend yield	0.00%
Risk-free rate over the estimated expected life	1.74%
Expected term (in years)	7.25

Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted	Weighted
	Number of	Average	Average
	Options	Exercise	Fair Value at
	Granted	Price	Grant Date
Outstanding at January 1, 2016	760,000	$2.63	$1.09
Options granted	90,000	1.83	0.43
Options exercised	-	-	-
Options cancelled or forfeited	(90,000)	2.89	1.20
Outstanding at December 31, 2016	760,000	2.51	1.00
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2017	760,000	$2.51	$1.00
Options Vested	688,000
Exercisable at December 31, 2017	268,000

Schedule Of Period And Predetermined Stock Price Needed For Vesting [Table Text Block]
	Begins	Ends	Predetermined
	Vesting	Vesting	Vesting Price
Block 1	12 months after Grant Dates	48 months after Grant Dates	$3.43
Block 2	24 months after Grant Dates	60 months after Grant Dates	$4.69
Block 3	36 months after Grant Dates	72 months after Grant Dates	$6.43
Block 4	48 months after Grant Dates	84 months after Grant Dates	$8.81
Block 5	60 months after Grant Dates	96 months after Grant Dates	$12.07